Document and Entity Information	12 Months Ended
Aug. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Apr 30, 2012
Registrant Name	Ready Assets U.S. Treasury Money Fund
Central Index Key	0000869663
Amendment Flag	false
Document Creation Date	Aug 29, 2012
Document Effective Date	Aug 29, 2012
Prospectus Date	Aug 28, 2012

READY ASSETS U S TREASURY MONEY FUND
Fund Overview Key Facts About Ready Assets U.S. Treasury Money Fund
Investment Objective
The investment objective of Ready Assets U.S. Treasury Money Fund (the “Fund”) is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	READY ASSETS U S TREASURY MONEY FUND
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	0.13%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.71%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
READY ASSETS U S TREASURY MONEY FUND	73	227	395	883

Principal Investment Strategies of the Fund
The Fund may invest in direct obligations of the U.S. Treasury with maturities of up to 397 days (13 months), with certain exceptions. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less. In seeking to achieve the Fund’s objective, Fund management varies the kinds of U.S. Treasury obligations held in the Fund’s portfolio and their average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates.
Principal Risks of Investing in the Fund
The Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
ANNUAL TOTAL RETURNS Ready Assets U.S. Treasury Money Fund As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 1.10% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2012 was 0.00%.
As of 12/31/11 Average Annual Total Returns
Average Annual Total Returns	1 Year	5 Years	10 Years
READY ASSETS U S TREASURY MONEY FUND	none	1.07%	1.41%

To obtain the Fund’s current 7-day yield, call (800) 626-1960.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ready Assets U.S. Treasury Money Fund
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
READY ASSETS U S TREASURY MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About Ready Assets U.S. Treasury Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Ready Assets U.S. Treasury Money Fund (the “Fund”) is to seek preservation of capital, liquidity and current income through investment exclusively in a diversified portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest in direct obligations of the U.S. Treasury with maturities of up to 397 days (13 months), with certain exceptions. The Fund’s dollar-weighted average maturity will be 60 days or less, and the dollar-weighted average life of all of its investments will be 120 days or less. In seeking to achieve the Fund’s objective, Fund management varies the kinds of U.S. Treasury obligations held in the Fund’s portfolio and their average maturity. Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot guarantee that it will achieve its investment objective.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

  Income Risk — Income risk is the risk that the Fund’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

  Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

  Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund’s results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/moneymarketreports
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS Ready Assets U.S. Treasury Money Fund As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 1.10% (quarter ended September 30, 2006) and the lowest return for a quarter was 0.00% (quarter ended September 30, 2011). The year-to-date return as of June 30, 2012 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/11 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund’s current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960
READY ASSETS U S TREASURY MONEY FUND | READY ASSETS U S TREASURY MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	227
5 Years	rr_ExpenseExampleYear05	395
10 Years	rr_ExpenseExampleYear10	883
2002	rr_AnnualReturn2002	1.14%
2003	rr_AnnualReturn2003	0.49%
2004	rr_AnnualReturn2004	0.63%
2005	rr_AnnualReturn2005	2.42%
2006	rr_AnnualReturn2006	4.14%
2007	rr_AnnualReturn2007	4.06%
2008	rr_AnnualReturn2008	1.32%
2009	rr_AnnualReturn2009	0.04%
2010	rr_AnnualReturn2010	0.00%
2011	rr_AnnualReturn2011	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	1.41%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ready Assets U.S. Treasury Money Fund
Prospectus Date	rr_ProspectusDate	Aug 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 29, 2012